Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	The Board has adopted a clawback policy (the “Clawback Policy”), effective October 2, 2023, which requires recoupment of erroneously awarded executive compensation from current and former executive officers in the event we are required to prepare an accounting restatement due to our material noncompliance with any financial reporting requirement under the securities laws. As of December 31, 2025, there have been no restatements that would require recovery of erroneously awarded compensation under the Clawback Policy.